Financial Instrument Risk - Financial Assets Past Due But Not Impaired (Details) - Financial assets past due but not impaired - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 1,416	£ 2,796
Not more than 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	830	2,735
More than 3 months but not more than 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	586	61
More than 6 months but not more than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0